Trading Derivatives (assets and liabilities) and short positions - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	€ 114,945	€ 108,230	€ 92,879
Financial liabilities held for trading	81,167	77,139	70,343
Derivatives
Financial instruments
Financial liabilities held for trading	64,469	63,016	55,341
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	41,085	40,956	36,487
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	22,028	19,870	17,025
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	944	1,772	1,673
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	412	418	156
Derivatives
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	67,137	63,397	55,939
Derivatives | Interest rate risk
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	43,832	42,614	36,087
Derivatives | Currency risk
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	21,162	18,085	16,912
Derivatives | Price risk
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	1,931	2,329	2,828
Derivatives | Other risks
Financial instruments
Non-trading financial assets mandatorily at fair value through profit or loss	€ 212	€ 369	€ 112